Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment
8 - PROPERTY, PLANT AND EQUIPMENT

2019	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1 (as previously published)	21,181	280,381	91,235	22,040	414,837
Impact of IFRS 16 [A]	—	4,871	6,459	4,228	15,558
At January 1 (as revised)	21,181	285,252	97,694	26,268	430,395
Additions	2,659	11,374	10,945	3,145	28,123
Sales, retirements and other movements	(5,442)	(11,253)	(3,683)	(456)	(20,834)
Currency translation differences	198	1,293	(139)	124	1,476
At December 31	18,596	286,666	104,817	29,081	439,160
Depreciation, depletion and amortisation, including impairments
At January 1	3,287	131,692	46,218	10,465	191,662
Charge for the year	1,096	19,346	5,742	1,573	27,757
Sales, retirements and other movements	(440)	(15,567)	(2,981)	(437)	(19,425)
Currency translation differences	67	829	(107)	28	817
At December 31	4,010	136,300	48,872	11,629	200,811
Carrying amount at December 31	14,586	150,366	55,945	17,452	238,349
[A] See Note 3.

2018	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	22,510	292,256	86,948	22,355	424,069
Additions	3,514	12,596	6,438	1,594	24,142
Sales, retirements and other movements	(4,443)	(19,643)	(667)	(814)	(25,567)
Currency translation differences	(400)	(4,828)	(1,484)	(1,095)	(7,807)
At December 31	21,181	280,381	91,235	22,040	414,837
Depreciation, depletion and amortisation, including impairments
At January 1	5,060	137,525	44,483	10,621	197,689
Charge for the year	(979)	16,551	4,000	1,095	20,667
Sales, retirements and other movements	(608)	(19,631)	(1,353)	(756)	(22,348)
Currency translation differences	(186)	(2,753)	(912)	(495)	(4,346)
At December 31	3,287	131,692	46,218	10,465	191,662
Carrying amount at December 31	17,894	148,689	45,017	11,575	223,175
Sales, retirements and other movements in 2019 related to sales of Shell's 36.8% non-operating interest in the Danish Underground Consortium, its 50% interest in the SASREF joint venture in Saudi Arabia and its 22.45% non-operating interest in the Caesar-Tonga asset in the Gulf of Mexico.

The carrying amount of property, plant and equipment at December 31, 2019, included $27,779 million (2018: $33,451 million) of assets under construction. This amount excludes exploration and evaluation assets. The carrying amount at December 31, 2019, also included $1,401 million of assets classified as held for sale (2018: $705 million).

The carrying amount of exploration and production assets at December 31, 2019, included rights and concessions in respect of proved and unproved properties of $14,355 million (2018: $15,860 million). Exploration and evaluation assets principally comprise rights and concessions in respect of unproved properties and capitalised exploration drilling costs.

The carrying amount of assets at December 31, 2019, for which an alternative reserves base was applied in the calculation of the depreciation charge (see Note 2A), was $173 million (2018: $5,838 million). If no alternative reserves base had been used, the pre-tax depreciation charge for the year ended December 31, 2019, would have been $77 million higher (2018: $1,003 million, 2017: $5,558 million).

Contractual commitments for the purchase and lease of property, plant and equipment at December 31, 2019, amounted to $5,519 million. In 2018, the contractual commitments for the purchase of property, plant and equipment amounted to $4,783 million).

Within property, plant and equipment the following amounts relate to leases:

Right-of-use assets	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1 (as previously published)	—	11,508	4,259	789	16,556
Impact of IFRS 16 [A]	—	4,871	6,459	4,228	15,558
At January 1 (as revised)	—	16,379	10,718	5,017	32,114
Additions	5	664	3,124	917	4,710
Sales, retirements and other movements	—	(1,867)	(268)	(157)	(2,292)
Currency translation differences	—	37	—	(18)	19
At December 31	5	15,213	13,574	5,759	34,551
Depreciation, depletion and amortisation, including impairments
At January 1	—	5,209	1,110	589	6,908
Charge for the year	—	1,632	1,855	703	4,190
Sales, retirements and other movements	—	(1,091)	(30)	(128)	(1,249)
Currency translation differences	—	11	1	—	12
At December 31	—	5,761	2,936	1,164	9,861
Carrying amount at December 31	5	9,452	10,638	4,595	24,690
[A] Up to and including 2018 Shell recognised lease assets and liabilities that were classified as finance leases under IAS 17 Leases (see Note 3).

Impairments	$ million
	2019	2018	2017
Impairment losses [A]
Exploration and production	2,983	1,066	4,187
Manufacturing, supply and distribution	654	441	376
Other	2	8	9
Total	3,639	1,515	4,572
Impairment reversals [A]
Exploration and production	—	1,265	615
Manufacturing, supply and distribution	190	—	—
Total	190	1,265	615

[A] See Note 4.

Impairment losses in 2019 were mainly triggered by the revision to Shell's long-term oil and gas price outlook and change to future capital expenditure plans. The impairment losses related primarily to Upstream shale and deep-water properties in North and South America, in Integrated Gas to properties in Australia and in Downstream to the refining portfolio. Impairment losses in 2018 were mainly in Upstream, and principally related to the disposal of Shell’s interests in Norway and Ireland and related to assets in the Gulf of Mexico. Impairment reversals in 2018 were mainly related to assets in North America. Impairment losses in 2017 were mainly in Upstream, and principally related to the disposal of interests in Canada and interests in Ireland classified as held for sale.

For impairment testing purposes, the respective carrying amounts of property, plant and equipment and intangible assets were compared with their value in use. Cash flow projections used in the determination of value in use were made using management’s forecasts of commodity prices, market supply and demand, potential costs associated with operational GHG emissions, product margins including forecast refining margins and expected production volumes (see Note 2A). These cash flows were adjusted for the risks specific to the assets, and therefore these risks were not included in the determination of the discount rate applied. The nominal pre-tax rate applied in 2019 was 6% (2018: 6%; 2017: 6%).

Oil and gas price assumptions applied for impairment testing are reviewed and, where necessary, adjusted on a periodic basis. Reviews include comparison with available market data and forecasts that reflect developments in demand such as global economic growth, technology efficiency, policy measures and, in supply, consideration of investment and resource potential, cost of development of new supply, and behaviour of major resource holders. The near-term commodity price assumptions applied in impairment testing in 2019 were as follows:

Commodity price assumptions [A]
	2020	2021	2022
Brent crude oil ($/b)	60	60	60
Henry Hub natural gas ($/MMBtu)	2.75	2.75	3.00

[A] Money of the day.

For periods after 2022, the real terms long-term price assumptions applied were $60 per barrel (/b) (2018: $70/b after 2021) for Brent crude oil and $3.00 per million British thermal units (/MMBtu) (2018: $3.50/MMBtu after 2021) for Henry Hub natural gas.

Capitalised exploration drilling costs	$ million
	2019	2018	2017
At January 1	6,629	6,981	7,910
Additions pending determination of proved reserves	2,036	2,588	1,708
Amounts charged to expense	(1,218)	(449)	(897)
Reclassifications to productive wells on determination of proved reserves	(1,655)	(2,461)	(1,894)
Other movements	(124)	(30)	154
At December 31	5,668	6,629	6,981

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	45	3,195	150	2,117
Between 6 and 10 years	10	961	74	1,746
Between 11 and 15 years	5	237	25	495
Between 16 and 20 years	—	—	2	35
Total	60	4,393	251	4,393

Exploration drilling costs capitalised for periods greater than one year at December 31, 2019, analysed according to the most recent year of activity, are presented in the table above. They comprise $284 million relating to five projects where drilling activities were under way or firmly planned for the future, and $4,109 million relating to 55 projects awaiting development concepts.